Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:

	2014	2013	2012

Netherlands	398	205	(93)
Foreign	241	172	68

	639	377	(25)

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	2014	2013	2012

Current taxes:
Netherlands	(7)	(10)	(1)
Foreign	(32)	(17)	(20)

	(39)	(27)	(21)
Deferred taxes:
Netherlands	2	1	5
Foreign	(3)	6	15

	(1)	7	20

Total provision for income taxes	(40)	(20)	(1)

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2014	2013	2012

Statutory income tax in the Netherlands	25.0	25.0	25.0
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	(2.5)	(3.4)	64.0
Net change in valuation allowance	2.4	5.3	(178.0)
Prior year adjustments	0.5	(0.8)	5.2
Non-taxable income	(0.3)	(1.1)	41.6
Non-tax-deductible expenses/losses	5.6	6.6	(69.6)
Other taxes and tax rate changes	—	2.3	18.2
Withholding taxes	1.3	0.8	(7.6)
Unrecognized tax benefits	0.6	0.8	(24.8)
Tax incentives	(26.3)	(30.2)	122.0

Effective tax rate	6.3%	5.3%	(4.0)%

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2014		2013
	Assets	Liabilities	Assets	Liabilities

Intangible assets	2	(120)	5	(160)
Property, plant and equipment	19	(35)	27	(36)
Inventories	2	—	2	—
Receivables	—	—	—	(1)
Other assets	1	(1)	1	—
Liabilities:
Pensions	51	—	36	(5)
Restructuring	6	—	27	—
Other	25	—	24	—
Long-term debt	—	—	—	(23)
Undistributed earnings of foreign subsidiaries	—	(31)	—	(31)
Tax loss carryforwards (including tax credit carryforwards)	659	—	686	—

Total gross deferred tax assets (liabilities)	765	(187)	808	(256)

Net deferred tax position	578		552
Valuation allowances	(627)		(607)

Net deferred tax assets (liabilities)	(49)		(55)

Expiration of Tax Loss Carryforwards

At December 31, 2014 tax loss carryforwards of $2,463 million will expire as follows:

	Balance December 31,	Scheduled expiration
	2014	2015	2016	2017	2018	2019	2020-2024	later	unlimited
Tax loss carryforwards	2,463	143	688	448	10	193	198	152	631

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $95 million, which are available to offset future tax, if any, and which will expire as follows:

	Balance December 31,	Scheduled expiration
	2014	2015	2016	2017	2018	2019	2020-2024	later	unlimited
Tax credit carryforwards	95	—	—	—	—	—	—	10	85

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2014	2013

Deferred tax assets within current assets	8	11
Deferred tax assets within other non-current assets	19	24
Deferred tax liabilities within accrued liabilities	—	(2)
Deferred tax liabilities within other non-current liabilities	(76)	(88)

	(49)	(55)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012

Balance as of January 1,	143	139	169
Increases from tax positions taken during prior periods	—	1	16
Decreases from tax positions taken during prior periods	(21)	(4)	(25)
Increases from tax positions taken during current period	3	7	2
Decreases relating to settlements with the tax authorities	—	—	(23)

Balance as of December 31,	125	143	139